Note C - Loans and Allowance for Loan Losses - Nonaccrual Loans and Loans Past Due 90 Days or More and Still Accruing (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans past due 90 days and still accruing	$ 889	$ 1,067
Nonaccrual	9,149	8,677
Residential Portfolio Segment [Member]
Loans past due 90 days and still accruing	255	19
Nonaccrual	6,119	6,661
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Loans past due 90 days and still accruing
Nonaccrual	863	470
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Loans past due 90 days and still accruing		362
Nonaccrual	804	574
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans past due 90 days and still accruing		66
Nonaccrual	229	416
Commercial and Industrial Portfolio Segment [Member]
Loans past due 90 days and still accruing		31
Nonaccrual	590	228
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Loans past due 90 days and still accruing	239	270
Nonaccrual	61	59
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Loans past due 90 days and still accruing		91
Nonaccrual	392	183
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Loans past due 90 days and still accruing	395	228
Nonaccrual	$ 91	$ 86